LEASE (Supplemental information related to operating leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
Operating lease right-of-use assets	$ 1,835	$ 2,404	$ 2,658
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Lease Right Of Use Asset	Lease Right Of Use Asset	Lease Right Of Use Asset
Operating lease liabilities, current	$ 1,228	$ 1,833	$ 1,925
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Operating lease liabilities, non-current	$ 664	$ 588	$ 755
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Present value of lease liabilities balance	$ 1,892	$ 2,421	$ 2,680
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities	Other Liabilities